Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Capital Goods 5.7%
A O Smith Corp.	189,437	14,702,206
Caterpillar, Inc.	72,830	21,871,577
Fastenal Co.	122,982	8,391,062
General Dynamics Corp.	45,415	12,034,521
Lockheed Martin Corp.	15,326	6,581,138
Parker-Hannifin Corp.	12,337	5,730,536
Rockwell Automation, Inc.	22,358	5,662,834
		74,973,874

Commercial & Professional Services 2.2%
Republic Services, Inc., Class A	80,544	13,782,690
Rollins, Inc.	334,978	14,507,897
		28,290,587

Consumer Discretionary Distribution & Retail 7.6%
Amazon.com, Inc. *	394,176	61,176,115
Home Depot, Inc.	36,635	12,930,690
TJX Cos., Inc.	261,519	24,820,768
		98,927,573

Consumer Services 3.2%
McDonald's Corp.	50,040	14,647,709
Starbucks Corp.	295,544	27,494,458
		42,142,167

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	14,143	9,827,688
Walmart, Inc.	99,765	16,486,166
		26,313,854

Energy 4.4%
EOG Resources, Inc.	161,844	18,416,229
Exxon Mobil Corp.	377,413	38,801,830
		57,218,059

Equity Real Estate Investment Trusts (REITs) 1.0%
Public Storage	46,451	13,154,459

Financial Services 12.6%
Berkshire Hathaway, Inc., Class B *	55,625	21,345,537
CME Group, Inc.	41,495	8,541,331
Fidelity National Information Services, Inc.	630,979	39,284,753
Interactive Brokers Group, Inc., Class A	81,929	7,271,199
Morgan Stanley	123,592	10,782,166
SECURITY	NUMBER OF SHARES	VALUE ($)
PayPal Holdings, Inc. *	563,877	34,593,854
Raymond James Financial, Inc.	60,375	6,652,117
Visa, Inc., Class A	134,673	36,800,744
		165,271,701

Food, Beverage & Tobacco 2.3%
Constellation Brands, Inc., Class A	91,600	22,449,328
Diageo PLC, ADR	54,716	7,897,160
		30,346,488

Health Care Equipment & Services 7.0%
Abbott Laboratories	186,054	21,052,010
Boston Scientific Corp. *	207,454	13,123,540
CVS Health Corp.	200,272	14,894,229
Intuitive Surgical, Inc. *	85,130	32,197,869
UnitedHealth Group, Inc.	19,557	10,008,099
		91,275,747

Household & Personal Products 2.8%
Estee Lauder Cos., Inc., Class A	54,905	7,246,911
Kenvue, Inc.	794,004	16,483,523
L'Oreal SA, Sponsored ADR	141,090	13,488,204
		37,218,638

Insurance 0.5%
Progressive Corp.	38,879	6,930,182

Materials 0.7%
Linde PLC	23,368	9,460,067

Media & Entertainment 10.0%
Alphabet, Inc., Class A *	615,810	86,274,981
Meta Platforms, Inc., Class A *	114,677	44,740,085
		131,015,066

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Eli Lilly & Co.	21,268	13,730,834
Johnson & Johnson	215,776	34,286,806
Mettler-Toledo International, Inc. *	5,555	6,650,390
Thermo Fisher Scientific, Inc.	45,948	24,765,053
Zoetis, Inc.	118,905	22,331,548
		101,764,631

Semiconductors & Semiconductor Equipment 7.1%
ASML Holding NV NY Registry Shares	20,750	18,048,765
Broadcom, Inc.	38,165	45,034,700

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NVIDIA Corp.	20,292	12,485,059
QUALCOMM, Inc.	119,591	17,760,459
		93,328,983

Software & Services 14.1%
Accenture PLC, Class A	37,155	13,519,961
Adobe, Inc. *	21,000	12,973,380
Fortinet, Inc. *	219,005	14,123,633
Microsoft Corp.	328,583	130,638,029
Oracle Corp.	115,283	12,877,111
		184,132,114

Technology Hardware & Equipment 7.2%
Apple, Inc.	511,264	94,277,082

Utilities 1.5%
Duke Energy Corp.	209,354	20,062,394
Total Common Stocks (Cost $815,735,822)		1,306,103,666

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (a)	9,316,199	9,316,199
Total Short-Term Investments (Cost $9,316,199)		9,316,199
Total Investments in Securities (Cost $825,052,021)		1,315,419,865

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,306,103,666	$—	$—	$1,306,103,666
Short-Term Investments[1]	9,316,199	—	—	9,316,199
Total	$1,315,419,865	$—	$—	$1,315,419,865

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Banks 6.9%
Bank of America Corp.	270,000	9,182,700
JPMorgan Chase & Co.	125,000	21,795,000
Truist Financial Corp.	90,000	3,335,400
		34,313,100

Capital Goods 8.2%
Caterpillar, Inc.	10,000	3,003,100
Fastenal Co.	62,000	4,230,260
General Dynamics Corp.	15,000	3,974,850
Illinois Tool Works, Inc.	18,500	4,826,650
Lockheed Martin Corp.	27,000	11,594,070
Parker-Hannifin Corp.	13,000	6,038,500
RTX Corp.	43,000	3,918,160
Watsco, Inc.	8,000	3,127,840
		40,713,430

Consumer Discretionary Distribution & Retail 5.5%
Genuine Parts Co.	35,000	4,908,050
Home Depot, Inc.	33,500	11,824,160
TJX Cos., Inc.	110,000	10,440,100
		27,172,310

Consumer Services 2.3%
McDonald's Corp.	39,000	11,416,080

Consumer Staples Distribution & Retail 2.3%
Walmart, Inc.	70,000	11,567,500

Energy 7.5%
Chevron Corp.	100,000	14,743,000
Exxon Mobil Corp.	170,000	17,477,700
Kinder Morgan, Inc.	290,000	4,906,800
		37,127,500

Equity Real Estate Investment Trusts (REITs) 2.9%
Crown Castle, Inc.	48,750	5,277,187
Lamar Advertising Co., Class A	40,000	4,187,200
Public Storage	17,500	4,955,825
		14,420,212

Financial Services 9.4%
BlackRock, Inc.	16,500	12,776,115
Fidelity National Information Services, Inc.	155,000	9,650,300
SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	155,000	13,522,200
Visa, Inc., Class A	38,500	10,520,510
		46,469,125

Food, Beverage & Tobacco 6.9%
Altria Group, Inc.	85,000	3,410,200
Coca-Cola Co.	245,000	14,575,050
Constellation Brands, Inc., Class A	15,000	3,676,200
Philip Morris International, Inc.	138,000	12,537,300
		34,198,750

Health Care Equipment & Services 7.5%
Abbott Laboratories	77,000	8,712,550
CVS Health Corp.	110,000	8,180,700
Medtronic PLC	113,000	9,892,020
UnitedHealth Group, Inc.	20,000	10,234,800
		37,020,070

Household & Personal Products 4.1%
Kenvue, Inc.	280,000	5,812,800
Procter & Gamble Co.	91,000	14,299,740
		20,112,540

Insurance 2.3%
Allstate Corp.	56,000	8,694,000
Progressive Corp.	15,000	2,673,750
		11,367,750

Materials 0.6%
PPG Industries, Inc.	23,000	3,243,920

Media & Entertainment 3.1%
Comcast Corp., Class A	275,000	12,798,500
Omnicom Group, Inc.	26,250	2,372,475
		15,170,975

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	60,000	9,864,000
Johnson & Johnson	72,310	11,490,059
Merck & Co., Inc.	30,000	3,623,400
Pfizer, Inc.	200,000	5,416,000
Roche Holding AG	20,000	5,694,327
Zoetis, Inc.	18,750	3,521,438
		39,609,224

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	14,300	16,874,000

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 8.4%
Accenture PLC, Class A	36,500	13,281,620
International Business Machines Corp.	60,000	11,019,600
Microsoft Corp.	43,000	17,095,940
		41,397,160

Technology Hardware & Equipment 3.9%
Apple, Inc.	26,000	4,794,400
Cisco Systems, Inc.	287,500	14,426,750
		19,221,150

Telecommunication Services 2.4%
BCE, Inc.	65,000	2,622,750
Verizon Communications, Inc.	225,000	9,528,750
		12,151,500

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.9%
United Parcel Service, Inc., Class B	30,000	4,257,000

Utilities 3.3%
Duke Energy Corp.	127,500	12,218,325
Eversource Energy	80,000	4,337,600
		16,555,925
Total Common Stocks (Cost $392,388,490)		494,379,221
Total Investments in Securities (Cost $392,388,490)		494,379,221

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$454,769,997	$—	$—	$454,769,997
Pharmaceuticals, Biotechnology & Life Sciences	33,914,897	5,694,327	—	39,609,224
Total	$488,684,894	$5,694,327	$—	$494,379,221

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.4% OF NET ASSETS

Automobiles & Components 0.9%
Tesla, Inc. *	17,116	3,205,656

Capital Goods 5.5%
Caterpillar, Inc.	11,998	3,603,119
Fastenal Co.	38,044	2,595,742
Illinois Tool Works, Inc.	4,799	1,252,059
Lockheed Martin Corp.	7,652	3,285,845
Parker-Hannifin Corp.	10,673	4,957,609
Quanta Services, Inc.	9,885	1,918,184
Watsco, Inc.	3,371	1,317,994
		18,930,552

Commercial & Professional Services 1.4%
Paychex, Inc.	13,902	1,692,290
Republic Services, Inc., Class A	17,758	3,038,749
		4,731,039

Consumer Discretionary Distribution & Retail 7.6%
Amazon.com, Inc. *	114,359	17,748,517
Home Depot, Inc.	12,073	4,261,286
O'Reilly Automotive, Inc. *	1,888	1,931,519
TJX Cos., Inc.	25,285	2,399,799
		26,341,121

Consumer Durables & Apparel 1.2%
Deckers Outdoor Corp. *	1,850	1,394,400
NIKE, Inc., Class B	28,300	2,873,299
		4,267,699

Consumer Services 3.2%
Airbnb, Inc., Class A *	22,675	3,268,375
McDonald's Corp.	11,088	3,245,679
Starbucks Corp.	48,462	4,508,420
		11,022,474

Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	7,253	5,039,965

Energy 0.5%
EOG Resources, Inc.	14,768	1,680,451

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	6,424	1,256,856
Public Storage	4,253	1,204,407
		2,461,263

Financial Services 4.7%
Interactive Brokers Group, Inc., Class A	26,880	2,385,600
Mastercard, Inc., Class A	11,969	5,376,834
MSCI, Inc., Class A	2,815	1,685,115
Visa, Inc., Class A	24,440	6,678,475
		16,126,024

Food, Beverage & Tobacco 2.9%
Celsius Holdings, Inc. *	32,834	1,638,417
Constellation Brands, Inc., Class A	20,689	5,070,460
Philip Morris International, Inc.	34,383	3,123,695
		9,832,572

Health Care Equipment & Services 4.7%
Edwards Lifesciences Corp. *	27,680	2,172,050
IDEXX Laboratories, Inc. *	3,556	1,831,624
Intuitive Surgical, Inc. *	16,517	6,247,060
UnitedHealth Group, Inc.	11,673	5,973,541
		16,224,275

Insurance 1.4%
Arthur J Gallagher & Co.	13,345	3,098,175
Progressive Corp.	10,421	1,857,543
		4,955,718

Media & Entertainment 9.5%
Alphabet, Inc., Class A *	120,240	16,845,624
Meta Platforms, Inc., Class A *	32,346	12,619,468
Netflix, Inc. *	6,145	3,466,456
		32,931,548

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Eli Lilly & Co.	12,008	7,752,485
Thermo Fisher Scientific, Inc.	12,359	6,661,254
Vertex Pharmaceuticals, Inc. *	5,729	2,482,834
Zoetis, Inc.	20,079	3,771,037
		20,667,610

Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc. *	21,181	3,551,842
ASML Holding NV NY Registry Shares	5,852	5,090,187

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	9,252	10,917,360
NVIDIA Corp.	32,256	19,846,149
		39,405,538

Software & Services 21.9%
Accenture PLC, Class A	12,870	4,683,136
Adobe, Inc. *	10,158	6,275,409
Gartner, Inc. *	10,548	4,825,077
Intuit, Inc.	4,573	2,887,072
Microsoft Corp.	99,364	39,505,139
Oracle Corp.	34,209	3,821,145
Palo Alto Networks, Inc. *	25,239	8,543,654
ServiceNow, Inc. *	2,645	2,024,483
Synopsys, Inc. *	5,560	2,965,426
		75,530,541

Technology Hardware & Equipment 9.9%
Apple, Inc.	186,176	34,330,854

Transportation 0.5%
Uber Technologies, Inc. *	27,145	1,771,754
Total Common Stocks (Cost $153,758,587)		329,456,654
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 1.4% OF NET ASSETS

Equity Funds 1.4%
Invesco S&P 500 Equal Weight ETF	31,462	4,922,545
Total Investment Companies (Cost $4,945,908)		4,922,545
Total Investments in Securities (Cost $158,704,495)		334,379,199

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	20	4,870,500	210,389

*	Non-income producing security.

ETF —	Exchange-Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$329,456,654	$—	$—	$329,456,654
Investment Companies[1]	4,922,545	—	—	4,922,545
Futures Contracts[2]	210,389	—	—	210,389
Total	$334,589,588	$—	$—	$334,589,588

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.0% OF NET ASSETS

Automobiles & Components 1.3%
Adient PLC *	19,412	673,790
American Axle & Manufacturing Holdings, Inc. *	81,681	660,799
Goodyear Tire & Rubber Co. *	36,918	514,637
Modine Manufacturing Co. *	45,326	3,131,573
Patrick Industries, Inc.	15,563	1,562,370
Visteon Corp. *	7,506	865,367
		7,408,536

Banks 9.2%
Associated Banc-Corp.	228,008	4,790,448
BankUnited, Inc.	170,880	4,829,069
Byline Bancorp, Inc.	16,574	361,976
Cathay General Bancorp	13,538	557,359
Customers Bancorp, Inc. *	22,302	1,191,819
CVB Financial Corp.	123,534	2,071,665
Eagle Bancorp, Inc.	33,074	819,904
Enterprise Financial Services Corp.	34,085	1,418,959
First Financial Corp.	5,234	206,324
Great Southern Bancorp, Inc.	37,856	1,971,919
Hancock Whitney Corp.	55,206	2,490,343
HomeTrust Bancshares, Inc.	44,652	1,212,302
International Bancshares Corp.	114,611	6,058,337
Mercantile Bank Corp.	80,576	3,230,292
Metropolitan Bank Holding Corp. *	9,073	439,950
OceanFirst Financial Corp.	168,407	2,901,653
Old Second Bancorp, Inc.	58,767	800,407
Peapack-Gladstone Financial Corp.	45,193	1,246,423
Premier Financial Corp.	66,678	1,392,903
Renasant Corp.	64,594	2,043,108
Republic Bancorp, Inc., Class A	29,304	1,500,072
Trustmark Corp.	52,006	1,403,642
UMB Financial Corp.	34,016	2,806,320
Univest Financial Corp.	74,816	1,589,092
WaFd, Inc.	81,155	2,356,741
WesBanco, Inc.	54,069	1,586,384
Westamerica BanCorp	7,809	372,646
		51,650,057

Capital Goods 12.6%
AAR Corp. *	68,740	4,180,767
AeroVironment, Inc. *	22,644	2,731,772
Allient, Inc.	30,379	846,359
Applied Industrial Technologies, Inc.	8,582	1,514,380
Array Technologies, Inc. *	67,368	891,952
Atkore, Inc. *	45,141	6,885,357
Blue Bird Corp. *	51,010	1,485,921
Boise Cascade Co.	9,083	1,230,383
Ducommun, Inc. *	14,017	691,739
EMCOR Group, Inc.	26,931	6,143,231
SECURITY	NUMBER OF SHARES	VALUE ($)
EnerSys	42,645	4,075,583
H&E Equipment Services, Inc.	6,562	352,970
Herc Holdings, Inc.	10,232	1,509,118
Hillenbrand, Inc.	7,369	343,174
IES Holdings, Inc. *	20,949	1,716,980
JELD-WEN Holding, Inc. *	110,689	2,058,815
Manitowoc Co., Inc. *	87,783	1,413,306
Moog, Inc., Class A	35,636	4,981,913
Mueller Industries, Inc.	51,380	2,466,240
MYR Group, Inc. *	7,626	1,097,000
NEXTracker, Inc., Class A *	28,116	1,272,811
Preformed Line Products Co.	9,869	1,206,485
REV Group, Inc.	224,595	4,384,095
Shoals Technologies Group, Inc., Class A *	29,734	391,597
Simpson Manufacturing Co., Inc.	8,345	1,510,362
SPX Technologies, Inc. *	9,150	920,856
Sterling Infrastructure, Inc. *	43,665	3,279,242
Tennant Co.	4,077	385,358
Terex Corp.	69,038	4,241,004
Thermon Group Holdings, Inc. *	41,005	1,344,144
Titan International, Inc. *	103,699	1,530,597
UFP Industries, Inc.	8,612	977,031
V2X, Inc. *	10,567	410,951
Wabash National Corp.	42,901	1,085,395
Watts Water Technologies, Inc., Class A	5,805	1,149,448
		70,706,336

Commercial & Professional Services 1.9%
Brink's Co.	13,573	1,097,241
Cimpress PLC *	23,325	1,754,507
Conduent, Inc. *	224,829	809,385
ExlService Holdings, Inc. *	113,469	3,549,310
IBEX Holdings Ltd. *	50,906	917,326
Insperity, Inc.	7,628	874,855
Legalzoom.com, Inc. *	121,114	1,248,685
Mastech Digital, Inc. *	20,057	172,490
TriNet Group, Inc. *	3,542	402,726
		10,826,525

Consumer Discretionary Distribution & Retail 2.9%
Abercrombie & Fitch Co., Class A *	15,894	1,619,599
American Eagle Outfitters, Inc.	148,507	2,943,409
Build-A-Bear Workshop, Inc.	57,306	1,291,104
Caleres, Inc.	21,791	683,584
CarParts.com, Inc. *	319,180	858,594
Dillard's, Inc., Class A	4,168	1,614,141
Group 1 Automotive, Inc.	7,928	2,061,756
Nordstrom, Inc.	102,926	1,868,107
Signet Jewelers Ltd.	13,397	1,332,733
Urban Outfitters, Inc. *	49,018	1,862,684
		16,135,711

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 2.0%
Beazer Homes USA, Inc. *	55,612	1,765,681
Crocs, Inc. *	15,879	1,611,401
Dream Finders Homes, Inc., Class A *	14,373	472,440
Green Brick Partners, Inc. *	10,756	561,141
Hovnanian Enterprises, Inc., Class A *	7,753	1,310,024
JAKKS Pacific, Inc. *	5,187	162,664
M/I Homes, Inc. *	10,152	1,293,568
MasterCraft Boat Holdings, Inc. *	68,126	1,319,601
Solo Brands, Inc., Class A *	150,438	419,722
Taylor Morrison Home Corp., Class A *	29,262	1,525,721
Tri Pointe Homes, Inc. *	27,606	953,235
		11,395,198

Consumer Services 3.2%
Bloomin' Brands, Inc.	89,761	2,389,438
Boyd Gaming Corp.	5,491	348,624
Brinker International, Inc. *	79,767	3,413,230
Dave & Buster's Entertainment, Inc. *	6,544	350,300
Duolingo, Inc. *	6,322	1,130,942
Everi Holdings, Inc. *	50,705	527,839
Frontdoor, Inc. *	68,685	2,250,121
Hilton Grand Vacations, Inc. *	17,709	738,465
Inspired Entertainment, Inc. *	82,270	755,239
International Game Technology PLC	19,494	506,064
Light & Wonder, Inc. *	12,679	1,019,138
PlayAGS, Inc. *	173,835	1,514,103
SeaWorld Entertainment, Inc. *	38,997	1,926,452
Stride, Inc. *	16,456	986,537
		17,856,492

Consumer Staples Distribution & Retail 0.8%
Andersons, Inc.	82,220	4,333,816

Energy 5.7%
Cactus, Inc., Class A	26,604	1,129,074
California Resources Corp.	7,290	347,587
ChampionX Corp.	22,180	607,954
Chord Energy Corp.	4,511	693,611
Civitas Resources, Inc.	10,337	669,941
CONSOL Energy, Inc.	24,725	2,338,985
CVR Energy, Inc.	72,575	2,447,955
Liberty Energy, Inc., Class A	196,060	4,076,087
Matador Resources Co.	39,715	2,179,956
Murphy Oil Corp.	48,428	1,874,164
Par Pacific Holdings, Inc. *	57,002	2,085,703
Patterson-UTI Energy, Inc.	105,955	1,175,041
PBF Energy, Inc., Class A	41,032	2,072,526
Peabody Energy Corp.	27,391	731,340
Scorpio Tankers, Inc.	10,204	721,423
Select Water Solutions, Inc.	94,748	736,192
SM Energy Co.	53,225	1,973,583
Teekay Corp. *	212,659	1,911,805
Teekay Tankers Ltd., Class A	36,202	2,264,435
U.S. Silica Holdings, Inc. *	138,465	1,484,345
W&T Offshore, Inc.	151,384	460,207
		31,981,914

Equity Real Estate Investment Trusts (REITs) 6.5%
American Assets Trust, Inc.	237,457	5,326,161
Armada Hoffler Properties, Inc.	412,138	4,929,170
Brandywine Realty Trust	118,018	559,405
Broadstone Net Lease, Inc.	134,081	2,154,682
COPT Defense Properties	252,144	5,940,513
SECURITY	NUMBER OF SHARES	VALUE ($)
EastGroup Properties, Inc.	16,695	2,962,194
Empire State Realty Trust, Inc., Class A	234,155	2,229,156
Innovative Industrial Properties, Inc.	4,603	429,138
Orion Office REIT, Inc.	230,986	1,187,268
Plymouth Industrial REIT, Inc.	39,482	874,131
Ryman Hospitality Properties, Inc.	61,718	6,782,808
Sabra Health Care REIT, Inc.	48,950	652,993
Tanger, Inc.	85,815	2,308,423
		36,336,042

Financial Services 5.9%
AssetMark Financial Holdings, Inc. *	17,932	549,974
Donnelley Financial Solutions, Inc. *	18,902	1,174,192
Enact Holdings, Inc.	71,144	2,026,893
Enova International, Inc. *	45,801	2,492,948
Essent Group Ltd.	36,634	2,020,731
EVERTEC, Inc.	19,151	769,104
Federal Agricultural Mortgage Corp., Class C	15,930	2,967,600
Jackson Financial, Inc., Class A	29,413	1,472,709
Merchants Bancorp	47,445	2,075,244
MGIC Investment Corp.	95,345	1,891,645
NMI Holdings, Inc., Class A *	121,007	3,862,544
OneMain Holdings, Inc.	13,692	651,739
Radian Group, Inc.	60,648	1,757,579
Regional Management Corp.	48,070	1,171,947
StepStone Group, Inc., Class A	25,213	843,375
Stifel Financial Corp.	18,983	1,384,810
StoneCo Ltd., Class A *	63,084	1,084,414
StoneX Group, Inc. *	30,757	2,022,273
Virtus Investment Partners, Inc.	12,939	3,055,027
		33,274,748

Food, Beverage & Tobacco 2.1%
Cal-Maine Foods, Inc.	16,422	910,107
Coca-Cola Consolidated, Inc.	8,051	6,935,051
National Beverage Corp. *	22,612	1,045,579
Primo Water Corp.	200,893	2,929,020
		11,819,757

Health Care Equipment & Services 3.4%
AirSculpt Technologies, Inc. *(a)	44,104	320,195
Cerus Corp. *	270,093	488,868
Haemonetics Corp. *	18,775	1,435,537
Health Catalyst, Inc. *	82,185	802,947
HealthEquity, Inc. *	18,515	1,399,364
Hims & Hers Health, Inc. *	189,621	1,626,948
Lantheus Holdings, Inc. *	53,601	2,783,500
Merit Medical Systems, Inc. *	43,245	3,386,083
OmniAb, Inc., Class A *(b)	5,508	0
OmniAb, Inc., Class B *(b)	5,508	0
Option Care Health, Inc. *	25,933	810,147
OraSure Technologies, Inc. *	150,626	1,110,114
Tenet Healthcare Corp. *	8,781	726,540
UFP Technologies, Inc. *	2,246	378,473
Utah Medical Products, Inc.	4,981	394,545
Veradigm, Inc. *	86,267	787,618
Zimvie, Inc. *	97,895	1,711,205
Zynex, Inc. *(a)	65,072	770,452
		18,932,536

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.5%
elf Beauty, Inc. *	10,309	1,644,595
Medifast, Inc.	13,522	738,977
Nature's Sunshine Products, Inc. *	37,813	658,324
		3,041,896

Insurance 1.2%
CNO Financial Group, Inc.	132,276	3,595,262
Employers Holdings, Inc.	21,853	911,707
Genworth Financial, Inc., Class A *	272,283	1,679,986
Investors Title Co.	1,858	310,750
		6,497,705

Materials 4.3%
Alpha Metallurgical Resources, Inc.	2,951	1,178,157
Arch Resources, Inc.	3,578	633,163
Avient Corp.	65,501	2,371,791
Cabot Corp.	12,426	895,915
Carpenter Technology Corp.	21,295	1,311,559
Commercial Metals Co.	19,790	1,033,434
Constellium SE, Class A *	220,404	4,132,575
Ecovyst, Inc. *	187,295	1,734,352
Mativ Holdings, Inc.	24,167	290,729
O-I Glass, Inc. *	56,088	816,641
Orion SA	118,416	2,652,518
Pactiv Evergreen, Inc.	18,849	275,195
Quaker Chemical Corp.	16,828	3,196,310
Ryerson Holding Corp.	30,061	1,031,694
SunCoke Energy, Inc.	216,983	2,224,076
		23,778,109

Media & Entertainment 2.4%
AMC Networks, Inc., Class A *	134,372	2,430,790
Cars.com, Inc. *	33,273	579,948
Entravision Communications Corp., Class A	227,618	917,301
EW Scripps Co., Class A *	43,160	343,985
Gaia, Inc., Class A *	44,500	129,050
Gray Television, Inc.	138,864	1,326,151
IMAX Corp. *	54,112	755,945
Lions Gate Entertainment Corp., Class A *	119,163	1,242,870
Yelp, Inc., Class A *	113,319	4,955,440
Ziff Davis, Inc. *	8,866	597,568
		13,279,048

Pharmaceuticals, Biotechnology & Life Sciences 12.7%
2seventy bio, Inc. *	197,336	1,014,307
ACADIA Pharmaceuticals, Inc. *	130,149	3,372,161
Agios Pharmaceuticals, Inc. *	25,200	570,024
Alector, Inc. *	72,578	432,565
Alkermes PLC *	136,415	3,690,026
Amicus Therapeutics, Inc. *	152,254	1,892,517
Amneal Pharmaceuticals, Inc. *	348,137	1,862,533
Amphastar Pharmaceuticals, Inc. *	32,714	1,745,619
Amylyx Pharmaceuticals, Inc. *	53,933	862,928
ANI Pharmaceuticals, Inc. *	44,330	2,474,501
Anika Therapeutics, Inc. *	24,888	585,366
Arcus Biosciences, Inc. *	37,827	572,701
Arrowhead Pharmaceuticals, Inc. *	23,361	749,888
Arvinas, Inc. *	51,754	2,147,791
Aurinia Pharmaceuticals, Inc. *	173,739	1,309,992
Beam Therapeutics, Inc. *	12,397	302,487
BioCryst Pharmaceuticals, Inc. *	116,784	618,955
Bridgebio Pharma, Inc. *	78,133	2,679,180
CareDx, Inc. *	92,448	791,355
SECURITY	NUMBER OF SHARES	VALUE ($)
Caribou Biosciences, Inc. *	164,797	1,010,206
Catalyst Pharmaceuticals, Inc. *	131,521	1,893,902
Collegium Pharmaceutical, Inc. *	32,695	1,077,627
Deciphera Pharmaceuticals, Inc. *	89,616	1,283,301
Denali Therapeutics, Inc. *	65,562	1,049,648
Editas Medicine, Inc. *	128,266	901,710
Fate Therapeutics, Inc. *	331,124	2,039,724
Halozyme Therapeutics, Inc. *	49,316	1,669,347
Harmony Biosciences Holdings, Inc. *	53,515	1,687,863
Harvard Bioscience, Inc. *	126,539	556,772
Intellia Therapeutics, Inc. *	16,605	395,531
Ironwood Pharmaceuticals, Inc., Class A *	205,940	2,922,289
Kiniksa Pharmaceuticals Ltd., Class A *	48,448	854,138
Ligand Pharmaceuticals, Inc. *	28,305	2,069,095
MacroGenics, Inc. *	178,739	2,555,968
Medpace Holdings, Inc. *	19,555	5,701,847
MiMedx Group, Inc. *	236,778	1,832,662
Morphic Holding, Inc. *	9,921	314,396
Mural Oncology PLC *	11,720	51,451
Myriad Genetics, Inc. *	18,320	391,865
Nurix Therapeutics, Inc. *	268,046	2,117,563
Organogenesis Holdings, Inc., Class A *	265,465	876,034
Phibro Animal Health Corp., Class A	79,718	861,752
Prestige Consumer Healthcare, Inc. *	10,201	627,769
PTC Therapeutics, Inc. *	27,076	706,413
Quanterix Corp. *	37,022	817,816
Relay Therapeutics, Inc. *	162,618	1,504,216
Rigel Pharmaceuticals, Inc. *	286,774	335,526
TG Therapeutics, Inc. *	43,238	702,185
Vanda Pharmaceuticals, Inc. *	196,999	709,196
Veracyte, Inc. *	97,313	2,434,771
Vericel Corp. *	19,832	852,379
Xencor, Inc. *	37,121	694,163
		71,174,021

Real Estate Management & Development 0.4%
Cushman & Wakefield PLC *	190,056	1,999,389
RMR Group, Inc., Class A	12,431	324,325
		2,323,714

Semiconductors & Semiconductor Equipment 2.7%
Ambarella, Inc. *	5,097	267,898
Amkor Technology, Inc.	78,392	2,481,891
Axcelis Technologies, Inc. *	34,362	4,468,778
Diodes, Inc. *	18,066	1,216,203
Lattice Semiconductor Corp. *	64,917	3,950,849
Photronics, Inc. *	60,931	1,780,404
Synaptics, Inc. *	8,159	871,463
		15,037,486

Software & Services 7.0%
8x8, Inc. *	315,131	1,058,840
Agilysys, Inc. *	4,228	353,926
Alarm.com Holdings, Inc. *	10,732	652,720
Appfolio, Inc., Class A *	21,632	4,743,032
Asana, Inc., Class A *	65,921	1,148,344
BlackLine, Inc. *	35,649	2,091,883
Box, Inc., Class A *	30,222	785,168
CommVault Systems, Inc. *	16,288	1,493,284
Domo, Inc., Class B *	74,301	807,652
eGain Corp. *	188,200	1,411,500
Everbridge, Inc. *	54,978	1,229,308
Hackett Group, Inc.	64,409	1,489,136
PagerDuty, Inc. *	107,748	2,551,473
Q2 Holdings, Inc. *	72,443	3,082,450
Qualys, Inc. *	20,748	3,924,899

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rimini Street, Inc. *	247,510	811,833
Sprinklr, Inc., Class A *	49,359	616,000
Sprout Social, Inc., Class A *	18,153	1,113,323
Squarespace, Inc., Class A *	27,723	859,413
Tenable Holdings, Inc. *	25,061	1,180,373
Unisys Corp. *	266,506	1,796,250
Weave Communications, Inc. *	115,634	1,450,050
Xperi, Inc. *	72,251	771,641
Yext, Inc. *	285,334	1,692,031
Zeta Global Holdings Corp., Class A *	92,943	899,688
Zuora, Inc., Class A *	117,441	1,073,411
		39,087,628

Technology Hardware & Equipment 4.7%
Arlo Technologies, Inc. *	179,986	1,598,276
Bel Fuse, Inc., Class B	20,150	1,347,229
Belden, Inc.	31,827	2,360,927
Calix, Inc. *	7,357	244,105
CommScope Holding Co., Inc. *	256,955	596,136
Daktronics, Inc. *	80,175	607,726
ePlus, Inc. *	5,999	453,164
Extreme Networks, Inc. *	275,134	3,717,060
Fabrinet *	16,503	3,523,556
Itron, Inc. *	10,343	746,144
OSI Systems, Inc. *	15,389	1,970,254
Sanmina Corp. *	8,821	527,672
Super Micro Computer, Inc. *	12,392	6,562,927
Xerox Holdings Corp.	110,771	2,044,833
		26,300,009

Telecommunication Services 0.6%
Iridium Communications, Inc.	19,928	722,589
Liberty Latin America Ltd., Class A *	333,190	2,345,658
Ooma, Inc. *	15,394	166,563
		3,234,810

Transportation 0.7%
ArcBest Corp.	7,337	874,057
Forward Air Corp.	15,666	694,474
Hub Group, Inc., Class A *	18,915	856,471
Matson, Inc.	7,717	864,535
Radiant Logistics, Inc. *	69,136	424,495
		3,714,032

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 1.3%
Chesapeake Utilities Corp.	9,587	970,971
Clearway Energy, Inc., Class A	124,197	2,789,465
Genie Energy Ltd., Class B	989	18,405
Otter Tail Corp.	34,724	3,139,744
Via Renewables, Inc., Class A	21,017	222,991
		7,141,576
Total Common Stocks (Cost $461,635,343)		537,267,702

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	1,026,056	1,026,056
Total Short-Term Investments (Cost $1,026,056)		1,026,056
Total Investments in Securities (Cost $462,661,399)		538,293,758

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/15/24	215	21,025,925	175,548

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $994,560.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$518,335,166	$—	$—	$518,335,166
Health Care Equipment & Services	18,932,536	—	0 *	18,932,536
Short-Term Investments[1]	1,026,056	—	—	1,026,056
Futures Contracts[2]	175,548	—	—	175,548
Total	$538,469,306	$—	$0	$538,469,306

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Australia 1.4%
Cochlear Ltd.	24,127	4,787,977
CSL Ltd.	9,100	1,787,036
Pro Medicus Ltd.	69,556	4,582,280
		11,157,293

Denmark 5.8%
ALK-Abello AS *	56,307	908,619
Demant AS *	49,790	2,255,431
Genmab AS *	7,092	1,961,094
Novo Nordisk AS, Class B	356,463	40,745,284
		45,870,428

France 1.7%
BioMerieux	34,382	3,700,474
EssilorLuxottica SA	6,013	1,178,386
Ipsen SA	56,205	6,480,387
Sanofi SA	22,205	2,223,731
		13,582,978

Germany 0.1%
Carl Zeiss Meditec AG, Bearer Shares	10,896	1,148,566

Ireland 3.0%
Medtronic PLC	267,905	23,452,404

Japan 2.8%
Hoya Corp.	93,000	11,813,703
Olympus Corp.	81,000	1,199,097
Ono Pharmaceutical Co. Ltd.	150,300	2,709,026
Santen Pharmaceutical Co. Ltd.	158,000	1,596,167
Shionogi & Co. Ltd.	84,800	4,070,096
Terumo Corp.	25,000	846,299
		22,234,388

Sweden 0.3%
Getinge AB, B Shares	52,784	1,128,370
Swedish Orphan Biovitrum AB *	44,621	1,252,428
		2,380,798

Switzerland 5.2%
Novartis AG	241,817	25,007,195
Roche Holding AG	56,410	16,060,849
		41,068,044

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 3.1%
AstraZeneca PLC	124,408	16,493,620
GSK PLC	393,310	7,778,780
		24,272,400

United States 76.3%
Abbott Laboratories	215,669	24,402,947
AbbVie, Inc.	194,914	32,043,862
Addus HomeCare Corp. *	8,496	735,754
Agilent Technologies, Inc.	88,508	11,514,891
Align Technology, Inc. *	7,581	2,026,553
Alkermes PLC *	28,600	773,630
Amgen, Inc.	74,383	23,375,602
Amphastar Pharmaceuticals, Inc. *	35,572	1,898,122
Becton Dickinson & Co.	64,508	15,405,155
BioMarin Pharmaceutical, Inc. *	85,542	7,534,539
Bio-Techne Corp.	21,675	1,524,186
Blueprint Medicines Corp. *	9,342	742,969
Boston Scientific Corp. *	64,706	4,093,302
Bristol-Myers Squibb Co.	26,997	1,319,343
Bruker Corp.	30,109	2,153,095
Cardinal Health, Inc.	25,072	2,737,612
Cigna Group	44,755	13,469,017
Cooper Cos., Inc.	5,133	1,914,763
Danaher Corp.	42,006	10,077,659
DaVita, Inc. *	8,300	897,728
DENTSPLY SIRONA, Inc.	74,798	2,599,230
Dexcom, Inc. *	23,446	2,845,172
Edwards Lifesciences Corp. *	12,488	979,933
Elanco Animal Health, Inc. *	428,369	6,314,159
Elevance Health, Inc.	31,612	15,598,625
Eli Lilly & Co.	96,760	62,469,224
Gilead Sciences, Inc.	221,652	17,346,486
Halozyme Therapeutics, Inc. *	72,907	2,467,902
HCA Healthcare, Inc.	9,558	2,914,234
HealthEquity, Inc. *	10,785	815,130
Hologic, Inc. *	133,177	9,913,696
Humana, Inc.	3,330	1,258,940
IDEXX Laboratories, Inc. *	4,510	2,323,011
Incyte Corp. *	78,045	4,586,705
Intuitive Surgical, Inc. *	29,296	11,080,333
IQVIA Holdings, Inc. *	57,440	11,960,731
Jazz Pharmaceuticals PLC *	28,774	3,531,145
Johnson & Johnson	191,300	30,397,570
Lantheus Holdings, Inc. *	31,722	1,647,323
McKesson Corp.	39,397	19,694,166
Medpace Holdings, Inc. *	19,082	5,563,930
Merck & Co., Inc.	335,715	40,547,658
Merit Medical Systems, Inc. *	50,493	3,953,602
Mettler-Toledo International, Inc. *	9,140	10,942,317
Neurocrine Biosciences, Inc. *	35,581	4,973,156
Option Care Health, Inc. *	180,658	5,643,756
Pfizer, Inc.	196,570	5,323,116
Prestige Consumer Healthcare, Inc. *	84,613	5,207,084

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	16,449	15,507,788
STERIS PLC	7,219	1,580,600
Stryker Corp.	50,401	16,908,527
Thermo Fisher Scientific, Inc.	22,414	12,080,698
United Therapeutics Corp. *	37,155	7,980,151
UnitedHealth Group, Inc.	83,440	42,699,586
Veeva Systems, Inc., Class A *	34,443	7,143,823
Veracyte, Inc. *	39,324	983,886
Vertex Pharmaceuticals, Inc. *	56,091	24,308,718
West Pharmaceutical Services, Inc.	7,983	2,977,898
Zimmer Biomet Holdings, Inc.	58,903	7,398,217
Zoetis, Inc.	65,210	12,247,090
		603,356,045
Total Common Stocks (Cost $494,919,691)		788,523,344
Total Investments in Securities (Cost $494,919,691)		788,523,344

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$626,808,449	$—	$—	$626,808,449
Australia	—	11,157,293	—	11,157,293
Denmark	—	45,870,428	—	45,870,428
France	—	13,582,978	—	13,582,978
Germany	—	1,148,566	—	1,148,566
Japan	—	22,234,388	—	22,234,388
Sweden	—	2,380,798	—	2,380,798
Switzerland	—	41,068,044	—	41,068,044
United Kingdom	—	24,272,400	—	24,272,400
Total	$626,808,449	$161,714,895	$—	$788,523,344

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.3% OF NET ASSETS

Australia 6.3%
ANZ Group Holdings Ltd.	206,416	3,642,082
Aristocrat Leisure Ltd.	153,174	4,416,100
BHP Group Ltd.	267,183	8,174,199
BlueScope Steel Ltd.	41,000	626,001
Commonwealth Bank of Australia	40,263	3,070,231
Fortescue Ltd.	321,838	6,220,082
JB Hi-Fi Ltd.	15,200	565,477
Macquarie Group Ltd.	23,114	2,852,023
National Australia Bank Ltd.	108,648	2,291,429
Qantas Airways Ltd. *	385,482	1,389,802
Technology One Ltd.	205,762	2,102,308
		35,349,734

Austria 1.0%
Erste Group Bank AG	23,066	993,646
Wienerberger AG	131,042	4,440,747
		5,434,393

Belgium 0.1%
Colruyt Group NV	16,581	757,553

Brazil 0.2%
Vale SA	94,900	1,297,922

Canada 2.0%
CGI, Inc. *	66,709	7,470,495
Imperial Oil Ltd.	51,700	2,982,138
Suncor Energy, Inc.	27,900	923,878
		11,376,511

China 0.7%
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,977,500	2,077,615
Tencent Holdings Ltd.	57,500	1,995,900
		4,073,515

Denmark 5.2%
Novo Nordisk AS, Class B	221,307	25,296,361
Pandora AS	19,126	2,794,632
Rockwool AS, B Shares	4,210	1,147,759
		29,238,752

France 12.1%
BNP Paribas SA	35,323	2,373,146
Cie de Saint-Gobain SA	127,447	9,011,335
SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Generale des Etablissements Michelin SCA	227,505	7,553,771
Eiffage SA	55,801	5,838,468
Engie SA	351,374	5,612,311
Hermes International SCA	1,695	3,575,872
Ipsen SA	57,701	6,652,874
Klepierre SA	41,000	1,061,518
L'Oreal SA	25,318	12,116,031
LVMH Moet Hennessy Louis Vuitton SE	5,204	4,330,033
Sanofi SA	22,454	2,248,668
Schneider Electric SE	14,200	2,789,590
Societe Generale SA	127,605	3,280,089
TotalEnergies SE	28,969	1,879,381
		68,323,087

Germany 9.1%
Allianz SE	17,113	4,572,182
Bayerische Motoren Werke AG	22,220	2,312,060
Deutsche Telekom AG	209,837	5,151,039
Fresenius SE & Co. KGaA	38,820	1,089,787
Heidelberg Materials AG	107,711	9,946,512
Infineon Technologies AG	85,787	3,127,530
Mercedes-Benz Group AG	57,599	3,888,668
SAP SE	55,888	9,682,405
Siemens AG	52,477	9,394,634
Vonovia SE	72,567	2,260,633
		51,425,450

Hong Kong 0.8%
China Medical System Holdings Ltd.	366,000	523,026
NetEase, Inc.	57,000	1,107,972
PetroChina Co. Ltd., H Shares	3,942,000	2,851,507
		4,482,505

Israel 0.3%
Check Point Software Technologies Ltd. *	11,600	1,843,588

Italy 4.0%
A2A SpA	335,375	664,936
Assicurazioni Generali SpA	61,244	1,366,165
Enel SpA	899,393	6,136,896
Stellantis NV	335,309	7,385,732
UniCredit SpA	102,000	2,987,790
Unipol Gruppo SpA	682,764	4,239,696
		22,781,215

Japan 22.6%
Dai-ichi Life Holdings, Inc.	69,000	1,513,361
Daiwa House Industry Co. Ltd.	36,000	1,113,190
Denso Corp.	148,000	2,324,791
Disco Corp.	7,300	1,969,824

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fast Retailing Co. Ltd.	10,400	2,776,558
Fujikura Ltd.	327,800	2,694,683
Hikari Tsushin, Inc.	3,600	627,299
Hitachi Ltd.	101,000	7,933,585
Honda Motor Co. Ltd.	297,000	3,319,884
Hoya Corp.	65,803	8,358,894
Inpex Corp.	298,100	4,051,911
Japan Exchange Group, Inc.	236,700	5,238,574
Japan Post Insurance Co. Ltd.	49,100	919,244
Japan Tobacco, Inc.	157,782	4,158,721
Lawson, Inc.	158,500	9,072,238
Makita Corp.	45,100	1,213,866
Mitsubishi Corp.	111,900	1,928,590
Mitsui Fudosan Co. Ltd.	77,000	1,932,990
Nexon Co. Ltd.	105,400	1,682,081
Nippon Building Fund, Inc.	325	1,314,985
Nippon Yusen KK	50,000	1,723,043
Nomura Holdings, Inc.	520,000	2,800,796
Obic Co. Ltd.	4,370	671,274
Ono Pharmaceutical Co. Ltd.	208,100	3,750,821
Oracle Corp.	38,500	3,034,152
ORIX Corp.	345,300	6,667,489
Panasonic Holdings Corp.	274,900	2,589,222
Persol Holdings Co. Ltd.	473,200	752,251
Recruit Holdings Co. Ltd.	155,400	6,138,100
Sega Sammy Holdings, Inc.	224,400	3,302,630
Sekisui House Ltd. (a)	102,000	2,302,568
Shimamura Co. Ltd.	10,600	1,162,910
Sompo Holdings, Inc.	29,200	1,514,062
Sony Group Corp.	37,800	3,706,982
Sumitomo Mitsui Financial Group, Inc.	156,100	8,119,284
Tokio Marine Holdings, Inc.	59,000	1,555,678
Tokyo Electron Ltd.	25,400	4,713,539
Tokyo Gas Co. Ltd.	97,000	2,228,271
Toyo Suisan Kaisha Ltd.	43,000	2,239,073
Toyota Motor Corp.	237,000	4,732,372
		127,849,786

Netherlands 5.8%
ABN AMRO Bank NV, GDR	133,499	1,964,756
ASML Holding NV	24,119	20,925,352
Koninklijke Ahold Delhaize NV	177,725	4,998,187
Wolters Kluwer NV	32,932	4,854,738
		32,743,033

Norway 0.4%
Equinor ASA	68,221	1,952,286
Norsk Hydro ASA	85,717	502,345
		2,454,631

Republic of Korea 1.4%
Doosan Bobcat, Inc.	72,614	2,765,433
Kia Corp. *	62,597	4,808,142
		7,573,575

Singapore 0.8%
Jardine Cycle & Carriage Ltd.	104,500	2,016,435
Jardine Matheson Holdings Ltd.	63,600	2,553,801
		4,570,236

Spain 1.7%
Banco Bilbao Vizcaya Argentaria SA	249,581	2,335,938
Banco Santander SA	1,078,329	4,333,868
SECURITY	NUMBER OF SHARES	VALUE ($)
Endesa SA	105,189	2,083,999
Industria de Diseno Textil SA	24,116	1,031,137
		9,784,942

Sweden 1.5%
Assa Abloy AB, B Shares	26,900	737,752
Atlas Copco AB, A Shares	237,205	3,785,653
Investor AB, B Shares	67,688	1,593,698
Nordea Bank Abp	144,421	1,779,828
SSAB AB, A Shares	85,965	668,791
		8,565,722

Switzerland 8.8%
ABB Ltd.	57,000	2,411,773
Holcim AG *	119,580	9,133,380
Logitech International SA	42,871	3,594,016
Nestle SA	75,127	8,560,761
Novartis AG	161,239	16,674,324
Partners Group Holding AG	706	952,518
Roche Holding AG	17,766	5,058,271
UBS Group AG	103,535	3,099,072
		49,484,115

Taiwan 1.3%
MediaTek, Inc.	89,000	2,746,328
Taiwan Semiconductor Manufacturing Co. Ltd.	237,000	4,744,383
		7,490,711

United Kingdom 14.2%
AstraZeneca PLC	17,265	2,288,939
BAE Systems PLC	367,128	5,468,909
Centrica PLC	1,578,971	2,763,277
CRH PLC	58,324	4,137,599
Games Workshop Group PLC	28,587	3,588,414
Glencore PLC	788,625	4,172,582
GSK PLC	336,163	6,648,542
Hikma Pharmaceuticals PLC	71,900	1,754,148
Howden Joinery Group PLC	249,394	2,525,584
HSBC Holdings PLC	962,192	7,512,509
Imperial Brands PLC	180,648	4,336,478
Investec PLC	401,314	2,612,761
Legal & General Group PLC	830,297	2,670,602
Man Group PLC	794,733	2,387,989
NatWest Group PLC	597,172	1,685,302
Next PLC	58,557	6,251,341
RELX PLC	72,000	2,971,732
Rio Tinto PLC	38,893	2,692,151
Shell PLC	299,996	9,300,568
Tesco PLC	762,547	2,763,180
Unilever PLC	28,498	1,386,719
		79,919,326
Total Common Stocks (Cost $459,802,076)		566,820,302

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (b)	1,619,701	1,619,701
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (b)(c)	2,284,800	2,284,800
		3,904,501
Total Short-Term Investments (Cost $3,904,501)		3,904,501
Total Investments in Securities (Cost $463,706,577)		570,724,803

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,167,123.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$472,382,955	$—	$472,382,955
Brazil	1,297,922	—	—	1,297,922
Canada	11,376,511	—	—	11,376,511
Israel	1,843,588	—	—	1,843,588
United Kingdom	5,976,403	73,942,923	—	79,919,326
Short-Term Investments[1]	3,904,501	—	—	3,904,501
Total	$24,398,925	$546,325,878	$—	$570,724,803

[1]	As categorized in the Portfolio Holdings.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of January 31, 2024, are disclosed in the fund’s Portfolio Holdings.
REG87636JAN24